Components of Loss from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
U.S. operations					$ (283,137)	$ (92,599)	$ (76,881)
Foreign operations					17,006	6,669	5,812
(Loss) income from continuing operations before income taxes	$ (21,966)	$ (39,802)	$ (68,456)	$ (101,645)	$ (266,131)	$ (85,930)	$ (71,069)